SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers	$ 3,015,429	$ 1,638,529	$ 4,963,636
Less: Allowance for credit losses	(893,848)	(167,177)
Trade receivables, net	2,121,581	1,471,352
Other receivables	2,296,947	2,695,154
Less: Allowance for credit losses	(162,498)
Other receivables, net	2,134,449	2,695,154
Total	4,256,030	4,166,506
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Allowance for credit losses, Beginning balance	167,177	483,153
Disposal of subsidiaries	(80,865)
Charged (Credited) for the year	807,536	(315,976)
Allowance for credit losses, Ending balance	893,848	167,177
Other receivables [member]
IfrsStatementLineItems [Line Items]
Allowance for credit losses, Beginning balance
Disposal of subsidiaries	(589,907)
Charged (Credited) for the year	752,405
Allowance for credit losses, Ending balance	$ 162,498